Summary Of Significant Accounting Policies (Schedule Of Reconciliation Of The Effects Of The Balance Sheet Adjustment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncurrent deferred income tax assets	$ 1,373	$ 647
Total assets	1,561,725	1,450,837
Retained earnings	338,979	188,749
Total Equity	549,088	513,902	426,009	395,278
Total liabilities and stockholders' equity	1,561,725	1,450,837
As Reported [Member]
Noncurrent deferred income tax assets				99,195
Total assets				1,222,799
Retained earnings				50,971
Total Equity				412,391
Total liabilities and stockholders' equity				1,222,799
Adjustment [Member]
Noncurrent deferred income tax assets				(17,113)
Total assets				(17,113)
Retained earnings				(17,113)
Total Equity				(17,113)
Total liabilities and stockholders' equity				(17,113)
As Revised [Member]
Noncurrent deferred income tax assets				82,082
Total assets				1,205,686
Retained earnings				33,858
Total Equity				395,278
Total liabilities and stockholders' equity				$ 1,205,686